INVESTMENT SECURITIES - Summary of significant assumptions used in valuation of non-agency mortgage-backed securities (Details 3)	12 Months Ended
Jun. 30, 2015
Weighted Average
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Prepayment rates	13.70%
Default rates	4.40%
Loss severity	33.60%
Minimum
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Prepayment rates	0.10%
Default rates	0.00%
Loss severity	0.00%
Maximum
Schedule Of Available-For-Sale Securities and Held-To-Maturity Securities [Line Items]
Prepayment rates	20.80%
Default rates	24.00%
Loss severity	68.80%